Provisions (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Provisions
Provisions consisted of the following as of June 30, 2021 and December 31, 2020:

	As of
	June 30, 2021	December 31, 2020
	(Euros in thousands)

Other provision	50	51
Provision for bonuses	1,910	—

Total provisions	1,960	51